Cash and Cash Equivalents	3 Months Ended
Sep. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 9. Cash and cash equivalents

Cash and cash equivalents at each end of period/year, as disclosed in the Unaudited interim condensed consolidated statements of cash flows, may be reconciled against the items related to the Unaudited interim condensed consolidated Statement of Financial Position as follows:

	As of September 30, 2023	As of June 30, 2023
Cash	$138	$2,443
Bank accounts	823,008	2,061,636
Short-term investments	30,448	463,594
Total cash and cash equivalents	$853,594	$2,527,673